Acquisitions (Tables)	12 Months Ended
Mar. 31, 2020
Schedule of fair values at effective date of acquisition the purchase price
Cash	$3
Receivables	10
Other assets	2
Goodwill	3,222
$3,237

Banner Midstream [Member]
Schedule of fair values at effective date of acquisition the purchase price
Cash (including restricted cash)	$205
Accounts receivables	110
Prepaid expenses and other current assets	585
Machinery and equipment	3,426
Oil and gas properties	6,135
Customer relationships	2,100
Trade name	250
Right of use assets	731
Assets of discontinued operations	249
Goodwill	8,364
Accounts payable	(268)
Accrued liabilities	(2,362)
Due to prior owners	(2,362)
Lease liabilities	(732)
Liabilities of discontinued operations	(228)
Asset retirement obligation	(295)
Notes payable – related parties	(1,844)
Long-term debt	(6,836)
$4,866

Schedule of unaudited pro forma results of operations
	Years Ended
	March 31,
	2020	2019
	(Unaudited)	(Unaudited)

Revenues	$16,297	$10,101
Net loss	$(17,618)	$(17,351)
Net loss per share	$(0.28)	$(0.34)